Summary of Significant Accounting Polices - Summary Of Impact Of Initial Application Of IFRS 16 On Financial Statements (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Summary of Significant Accounting Polices [Abstract]
Right of use the asset (classified as operating leasing as of December 31, 2018)		R$ 1,902,545
PIS and COFINS on lease agreements		47,194
Total initial adoption		1,949,739
Fair value adjustment of lease agreements identified in the business combination carried out in the acquisition of The Body Shop, as note 21)		(25,843)
Total initial adoption of the right-of-use asset (Note 16)		1,923,896
Transfer of fixed assets recognized through financial leasing		481,235
Intangible asset transfer (fair value recognized in business combination + key money)		150,374
Total transfer		631,609
Right-of-use assets on January 1, 2019	R$ 2,619,861	2,555,505	R$ 0
Present value of leases agreements classified as operational as of December 31, 2018		1,965,655
PIS and COFINS on lease agreements		47,194
Short-term lease and low-value assets		(63,110)
Total initial adoption		1,949,739
Lease classified and recognized as finance lease as of December 31, 2018.		411,373
Lease liabilities on January 1, 2019	R$ 2,517,565	R$ 2,361,112	R$ 446,235